Classification of financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Classification of financial assets and liabilities
Schedule of financial assets by accounting category

	December 31, 2022
	Financial assets at fair value
		Derivatives used
		for hedge
Skr mn	Mandatorily	accounting	Amortized cost	Total
Cash and cash equivalents	—	—	4,060	4,060
Treasuries/government bonds	15,048	—	—	15,048
Other interest-bearing securities except loans	57,144	—	—	57,144
Loans in the form of interest-bearing securities	—	—	54,257	54,257
Loans to credit institutions	—	—	22,145	22,145
Loans to the public	—	—	207,737	207,737
Derivatives	8,718	1,586	—	10,304
Total financial assets	80,910	1,586	288,199	370,695

	December 31, 2021
	Financial assets at fair value
		Derivatives used
		for hedge
Skr mn	Mandatorily	accounting	Amortized cost	Total
Cash and cash equivalents	—	—	11,128	11,128
Treasuries/government bonds	10,872	—	—	10,872
Other interest-bearing securities except loans	45,881	—	—	45,881
Loans in the form of interest-bearing securities	—	—	46,578	46,578
Loans to credit institutions	—	—	20,775	20,775
Loans to the public	—	—	180,288	180,288
Derivatives	5,764	2,655	—	8,419
Total financial assets	62,517	2,655	258,769	323,941

Schedule of financial liabilities by accounting category

	December 31, 2022
	Financial liabilities at fair value
		Designated upon
		initial recognition	Derivatives used for
Skr mn	Mandatorily	(FVO)	hedge accounting	Amortized cost	Total
Borrowing from credit institutions	—	—	—	7,153	7,153
Borrowing from the public	—	—	—	—	—
Debt securities issued	0	28,788	—	290,329	319,117
Derivatives	953	—	12,234	—	13,187
Total financial liabilities	953	28,788	12,234	297,482	339,457

	December 31, 2021
	Financial liabilities at fair value
		Designated upon
		initial recognition	Derivatives used for
Skr mn	Mandatorily	(FVO)	hedge accounting	Amortized cost	Total
Borrowing from credit institutions	—	—	—	5,230	5,230
Borrowing from the public	—	—	—	10,000	10,000
Debt securities issued	—	39,316	—	240,454	279,770
Derivatives	11,185	—	3,544	—	14,729
Total financial liabilities	11,185	39,316	3,544	255,684	309,729